SIGNIFICANT ACCOUNTING POLICIES (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-   SIGNIFICANT ACCOUNTING POLICIES

a.
The accompanying unaudited interim consolidated financial statements for the three months periods ended March 31, 2019 and 2018 have been prepared in accordance with IAS 34 “Interim Financial Reporting” for interim financial information.

The interim consolidated financial statements do not include all the information and disclosures required in the annual financial statements, and should be read in conjunction with the Company's annual consolidated financial statements as of December 31, 2018 and their accompanying disclosures.

The interim consolidated financial statements reflect all normal recurring adjustments necessary to present fairly the financial position, results of operations, and cash flows for the interim periods, but are not necessarily indicative of the results of operations to be anticipated for the full year ending December 31, 2019.

b.
The accounting policies adopted in the preparation of the interim consolidated financial statements are consistent with those followed in the preparation of the company's annual consolidated financial statements for the year ended December 31, 2018, except for the adoption of new standards effective as of January 1, 2019. The Company has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

c.	IFRS 16 Leases:

The Company applies, for the first time, IFRS 16 Leases. As required by IAS 34, the nature and effect of these changes are disclosed below.

The Company adopted IFRS 16 using the modified retrospective method of adoption with the date of initial application of January 1, 2019. Under this method, the standard is applied retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application. The Company elected to use the transition practical expedient allowing the standard to be applied only to contracts that were previously identified as leases applying IAS 17 and IFRIC 4 at the date of initial application. The Company also elected to use the recognition exemptions for lease contracts that, at the commencement date, have a lease term of 12 months or less and do not contain a purchase option (‘short-term leases’), and lease contracts for which the underlying asset is of low value (‘low-value assets’).

The Company has a number of lease contracts, mainly leases of an office building and a production plant. Before the adoption of IFRS 16, the Company classified each of its leases (as lessee) at the inception date as an operating lease. The leased property was not capitalized and the lease payments were recognized as rent expense in profit or loss on a straight-line basis over the lease term. Any prepaid rent and accrued rent were recognized under prepaid expenses and other current assets and accrued expenses and other payables, respectively.

Upon adoption of IFRS 16, the Company applied a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The standard provides specific transition requirements and practical expedients, which has been applied by the Company.

The Company recognized right-of-use assets and lease liabilities for those leases previously classified as operating leases, except for short-term leases and leases of low-value assets. The right-of-use assets for most leases were recognised based on the carrying amount as if the standard had always been applied, apart from the use of incremental borrowing rate at the date of initial application. In some leases, the right-of-use assets were recognised based on the amount equal to the lease liabilities, adjusted for any related prepaid and accrued lease payments previously recognized. Lease liabilities were recognized based on the present value of the remaining lease payments, discounted using the incremental borrowing rate at the date of initial application.

Based on the foregoing, as at January 1, 2019:

•	Right-of-use assets of $7,106 were recognized and presented separately in the statement of financial position.

•	Additional lease liabilities of $7,032 were recognized and presented separately in the statement of financial position.

•	Prepaid expenses and other current assets of $256 and accrued expenses and other payables of $182 related to previous operating leases were derecognized.

Set out below, are the carrying amounts of the Company’s right-of-use assets and lease liabilities and the movements during the period:

	Right-of-use assets				Lease liabilities
	Offices and labs	Vehicles	Production Plant	Total
As of January 1, 2019	$2,104	$291	$4,711	$7,106	$7,032
Depreciation expenses	(292)	(32)	(140)	(464)	—
Interest expenses	—	—	—	—	237
Re-measurement	—	—	26	26	26
Payments	—	—	—	—	(468)
As of March 31, 2019	$1,812	$259	$4,597	$6,668	$6,827

The lease liabilities as of January 1, 2019 reconciliation to the operating lease commitments as of December 31, 2018 are as follows:

Operating lease commitments as of December 31, 2018	$7,441
Weighted average incremental borrowing rate as of January 1, 2019 (%)	1.42
Discounted operating lease commitments of January 1, 2019	7,032
Lease liabilities as of January 1, 2019	$7,032

Set out below are the new accounting policies of the Company upon adoption of IFRS 16, which have been applied from the date of initial application:

a.	Right-of-use assets

The Company recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Unless the Company is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term. Right-of- use assets are subject to impairment.

b.	Lease liabilities

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including insubstance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating a lease, if the lease term reflects the Company exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognized as expense in the period in which the event or condition that triggers the payment occurs.

NOTE 2:-   SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies have been applied consistently in the financial statements for all periods presented, unless otherwise stated.

a.	Basis of presentation of the financial statements:
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
The consolidated financial statements have been prepared on a cost basis, except for available-for-sale financial assets and financial liabilities that have been measured at fair value through profit or loss. The Company has elected to present profit or loss items using the function of expense method.
b.	The operating cycle of the Company is one year.
c.	Consolidated financial statements:
The consolidated financial statements comprise the financial statements of the Company and its Subsidiary.
The financial statements of the Company and its Subsidiary are prepared as of the same dates and periods. The consolidated financial statements are prepared using uniform accounting policies by all companies in the group. Significant intra-group balances, transactions and gains or losses resulting from intra-group are eliminated in full in the consolidated financial statements.
d.	Functional currency, presentation currency and foreign currency:
1.	Functional currency and presentation currency:
The presentation currency of the financial statements is the U.S. dollar.

The functional currency is the currency that best reflects the economic environment in which the Company and its Subsidiary operate and conduct their transactions. Most of the Company costs are incurred in U.S. dollars. In addition, the Company’s financing activities are incurred in U.S. dollars. The Company’s management believes that the functional currency of the Company is the U.S. dollar.
2.	Transactions, assets and liabilities in foreign currency:
Transactions denominated in foreign currency are recorded upon initial recognition at the exchange rate at the date of the transaction. After initial recognition, monetary assets and liabilities denominated in foreign currency are translated at the end of each reporting period into the functional currency at the exchange rate at that date. Exchange rate differences are recognized in profit or loss. Non-monetary assets and liabilities measured at cost in foreign currency are translated at the exchange rate at the date of the transaction. Non-monetary assets and liabilities denominated in foreign currency and measured at fair value are translated into the functional currency using the exchange rate prevailing at the date when the fair value was determined.
e.	Cash equivalents:
Cash equivalents are considered as highly liquid investments, including unrestricted short-term bank deposits with an original maturity of three months or less from the date of investment or with a maturity of more than three months, but which are redeemable on demand without penalty and which form part of the Company’s cash management.
f.	Short-term deposits and restricted deposits:
Short-term bank deposits are deposits with an original maturity of more than three months from the date of investment and which do not meet the definition of cash equivalents. The deposits are presented according to their terms of deposit.
Restricted deposit is primarily invested in highly liquid deposits. Restricted deposit amounted to $150 and $0 as of December 31, 2018 and 2017, respectvley and is included in prepaid expenses and other current assets on the statements of financial position.
g.	Property and equipment:
Property, plant and equipment are measured at cost, including directly attributable costs, less accumulated depreciation, accumulated impairment losses and any related investment grants and excluding day-to-day servicing expenses.
Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:
%
Machinery	15
Office furniture and equipment	6 - 33
Leasehold improvements	(*)
(*)
Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

The useful life, depreciation method and residual value of an asset are reviewed at least each year-end and any changes are accounted for prospectively as a change in accounting estimate.
An item of property and equipment is derecognized upon disposal or when no future economic benefits are expected from its use or disposal.
h.	Research and development costs:
Research expenditures are recognized in profit or loss when incurred. An intangible asset arising from a development project or from the development phase of an internal project is recognized if the Company can demonstrate: the technical feasibility of completing the intangible asset so that it will be available for use or sale; the Company’s intention to complete the intangible asset and use or sell it; the Company’s ability to use or sell the intangible asset; how the intangible asset will generate future economic benefits; the availability of adequate technical, financial and other resources to complete the intangible asset; and the Company’s ability to measure reliably the expenditure attributable to the intangible asset during its development. Since the Company’s development projects are often subject to regulatory approval procedures and other uncertainties, the conditions for the capitalization of costs incurred before receipt of approvals are not normally satisfied and, therefore, development expenditures are recognized in profit or loss when incurred.
i.	Impairment of non-financial assets:
The Company evaluates the need to record an impairment of the carrying amount of non-financial assets whenever events or changes in circumstances indicate that the carrying amount is not recoverable.
If the carrying amount of non-financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount. The recoverable amount is the higher of fair value less costs of sale and value in use. The recoverable amount of an asset that does not generate independent cash flows is determined for the cash-generating unit to which the asset belongs. Impairment losses are recognized in profit or loss.
An impairment loss of an asset is reversed only if there have been changes in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. Reversal of an impairment loss, as above, shall not be increased above the lower of the carrying amount that would have been determined (net of depreciation or amortization) had no impairment loss been recognized for the asset in prior years, and its recoverable amount.
During the years ended December 31, 2018, 2017 and 2016, the Company did not recognize any impairment of non-financial assets.
j.	Government investment grants:
Government grants are recognized when there is reasonable assurance that the grants will be received and the Company will comply with the related conditions.
Government grants received from Israel Innovation Authority (“IIA”) (formerly, the Office of the Chief Scientist in Israel (“OCS”)) are recognized upon receipt as a liability if future economic benefits are expected from the project that will result in royalty-bearing sales. If no such economic benefits are expected, the grants are recognized as a reduction of the related research and development expenses. In that event, the royalty obligation is treated as contingent liability in accordance with IAS 37.
At the end of each reporting period, the Company evaluates, based on its best estimate of future sales, whether there is reasonable assurance that the liability recognized, in whole or in part, will not be repaid (since the Company will not be required to pay royalties). If there is such reasonable assurance, the appropriate amount of the liability is derecognized and recorded in profit or loss as a revaluation of research and development expenses.
If the estimate of future sales indicates that there is no such reasonable assurance, the appropriate amount of the liability that reflects expected future royalty payments is recognized with a corresponding adjustment to financial expenses or income. As of December 31, 2018 and 2017, the Company determined that future economic benefits are expected from its research and development project and recorded a liability for its entire contingent obligation to IIA.
Grants received from the IIA which are recognized as a liability are accounted for as forgivable loans, in accordance with IAS 20 (Revised). Accordingly, when the liability for the loan is first recognized, it is measured at fair value using a discount rate that reflects a market rate of interest, which in the Company’s case was determined to be 28% and 25% for 2018 and 2017, respectively. The difference between the amount of the grants received and the fair value of the liability is accounted for upon recognition of the liability as a government grant and recognized as a reduction of research and development expenses.
For the years ended December 31, 2018, 2017 and 2016 no royalties were paid with respect to grants received from the IIA. Payments will be treated as a reduction of the liability.
Grants in the amount of $2,425, $2,948 and $4,264 were approved during 2018, 2017 and 2016, respectively. Grant receivable amounted to $0 and $1,578 as of December 31, 2018 and 2017, respectively, and is included in prepaid expenses and other current assets on the statements of financial position.
k.	Provisions:
A provision in accordance with IAS 37 is recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.
l.	Operating leases:
Lease agreements are classified as an operating lease if they do not transfer substantially all the risks and benefits incidental to ownership of the leased asset. Operating lease payments are recognized as an expense in profit or loss on a straight-line basis over the lease term.
m.	Share-based payment transactions:
The Company’s employees and other service providers are entitled to remuneration in the form of equity-settled share-based payment transactions.
Equity-settled transactions:
The cost of equity-settled transactions with employees is measured at the fair value of the equity instruments granted at grant date. The fair value is determined using an acceptable option pricing model.
With respect to other service providers, the cost of the transactions is measured at the fair value of the goods or services received as consideration for equity instruments. In cases where the fair value of the goods or services received as consideration of equity instruments cannot be measured, it is measured by reference to the fair value of the equity instruments granted.
The cost of equity-settled transactions is recognized in profit or loss, together with a corresponding increase in equity, during the period which the performance and/or service conditions are to be satisfied, ending on the date on which the relevant employee becomes fully entitled to the award.
No expense is recognized for awards that do not ultimately vest, except for awards where vesting is conditional upon a market condition, which are treated as vested irrespective of whether the market condition is satisfied, provided that all other vesting conditions are satisfied.
n.	Deferred tax:
Deferred tax is provided using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.
Deferred tax assets are recognized for all deductible temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and unused tax losses can be utilized.
Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.
o.	Employee benefit liabilities:
The Company has several employee benefit plans:
1.	Short-term employee benefits:
Short-term employee benefits are benefits that are expected to be settled entirely before twelve months after the end of the annual reporting period in which the employees render the related services. These benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions and are recognized as expenses as the services are rendered.
2.	Post-employment benefits:
The plans are normally financed by contributions to insurance companies and classified as defined benefit plans.
The Company operates a defined benefit plan in respect of severance pay pursuant to the Severance Pay Law, 1963 (the “Law”). According to the Law, employees are entitled to severance pay upon dismissal or retirement. The liability for termination of employment is measured using the projected unit credit method. The amounts are presented based on discounted expected future cash flows using a discount rate determined by reference to yields on Government bonds.
In respect of its severance pay obligation to certain of its employees, the Company makes current deposits in pension funds and insurance companies (the “Plan Assets”). Plan Assets comprise assets held by a long-term employee benefit fund or qualifying insurance policies. Plan Assets are not available to the Company’s own creditors and cannot be returned directly to the Company.
Actuarial gains and losses are recognized in other comprehensive income or (loss) retrospectively in the period in which they occur.
p.	Initial adoption of IFRS 9, “Financial Instruments”:
In July 2014, the IASB issued the final and complete version of IFRS 9, “Financial Instruments” (“the new Standard”), which replaces IAS 39, “Financial Instruments: Recognition and Measurement”. The new Standard mainly focuses on the classification and measurement of financial assets and it applies to all assets within the scope of IAS 39.
The new Standard has been applied for the first time in these financial statements retrospectively without restatement of comparative data.
There is no material effect of the initial adoption of the new Standard on the Company’s financial statements.
q.	Financial instruments:
As described in Note 2p regarding the initial adoption of IFRS 9, “Financial Instruments” (“the Standard”), the Company elected to adopt the provisions of the Standard retrospectively without restatement of comparative data.
The accounting policy for financial instruments applied until December 31, 2017, is as follows:
1.	Investment in marketable securities:
Financial assets within the scope of IAS 39 are initially recognized at fair value plus directly attributable transaction costs, except for financial assets measured at fair value through profit or loss in respect of which transaction costs are recorded in profit or loss.
After initial recognition, the accounting treatment of financial assets is based on their classification as follows:
a)	Financial assets at fair value through profit or loss
b)	Held-to-maturity investments
c)	Loans and receivables
d)	Available-for-sale financial assets
The Company classifies all of its marketable securities as available-for-sale. Available-for-sale financial assets are (non-derivative) financial assets that are designated as available for sale or are not classified in any of the three preceding categories. After initial recognition, available-for-sale financial assets are measured at fair value. Gains or losses from fair value adjustments, except for interest, exchange rate differences that relate to debt instruments and dividends from an equity instrument, are recognized in other comprehensive income. When the investment is disposed of or in case of impairment, the other comprehensive income (loss) is transferred to profit or loss.
Marketable securities as of December 31, 2017 and 2018 includes corporate and government debentures with no significant premium or discount. The investment in marketable securities which are classified as available-for-sale is considered Level 2 measurement.
2.	Financial liabilities:
Financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables net of directly attribute transaction costs. The Company’s financial liabilities include trade and other payables and warrants to shareholders.
Warrants to shareholders can be excercied into a variable number of shares and therefore such warrants are recorded as a financial liability and are measured at each balance sheet date at their fair value. Gains or losses are recognized in profit or loss.
a)	Derecognition:
A financial liability is derecognized when the obligation under the liability is discharged or cancelled, or expires.
b)	Offsetting of financial instruments:
Financial assets and financial liabilities are offset and the net amount is reported in the statements of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.
3.	Fair value:
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.
The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.
All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy.
The carrying amounts of cash and cash equivalents, available-for-sale financial assets, other receivables, short-term deposits, and other current assets, trade payables and accrued expenses and other payables approximate their fair value due to the short-term maturity of such instruments. Regarding fair value of the liability to IIA, refer to note 2j above.